Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Branch shares	Dec. 31, 2016 USD ($) shares
Accounting Policies [Line Items]
Maturity period of federal funds	3 months
Average prepayment speed period of securities to amortize premiums and accretes discount	3 months
Servicing portfolio of real estate loan	$ 16,900,000
Accrued interest receivable maximum recovery period	90 days
Revaluation of deferred tax assets due to change in tax rate	$ 980,000
Number of branch offices involved in origination of loans and collection of deposits | Branch	18
Maturity period of cash and cash equivalents	90 days
Interest rate to be received under swap agreement adjusted quarterly	Three-month London Interbank Lending Rate (Libor) plus 3.10%
Percentage above LIBOR	3.10%
Cash available for dividend	$ 860,000.0	$ 1,100,000
Warrants outstanding	$ 0	$ 0
Stock options outstanding | shares	0	0
Minimum [Member]
Accounting Policies [Line Items]
Amount of tax benefit that is greater than likely being recognized on examination	50.00%